Property and Equipment, Net - Summary of Property and Equipment (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
At cost:
Property and equipment, gross	¥ 380,717	$ 58,515	¥ 307,646
Less: Accumulated depreciation	(250,395)	(38,485)	(173,072)
Property and equipment, net	130,322	20,030	134,574
Electronic Equipment [Member]
At cost:
Property and equipment, gross	301,783	46,383	234,360
Office Equipment [Member]
At cost:
Property and equipment, gross	1,361	209	1,024
Motor Vehicles [Member]
At cost:
Property and equipment, gross	2,855	439	3,418
Software [Member]
At cost:
Property and equipment, gross	34,310	5,273	26,480
Leasehold Improvements [Member]
At cost:
Property and equipment, gross	¥ 40,408	$ 6,211	¥ 42,364